9. INVENTORIES	12 Months Ended
Dec. 31, 2018
Inventories Abstract
INVENTORIES
	12.31.18	12.31.17
Finished goods	2,200.8	2,986.5
Work in process	140.5	155.0
Raw materials	847.5	1,086.3
Packaging materials	73.8	87.0
Secondary materials	338.0	321.1
Warehouse	196.2	239.8
Imports in transit	103.9	103.9
Other	9.9	11.4
(-) Adjustment to present value	(33.3)	(42.8)
	3,877.3	4,948.2

The costs of sales attributed to products sold during the year ended December 31, 2018 totaled R$25,320.8 (R$22,601.2 in 2017 and R$20,934.1 in 2016). Such amounts include the additions and reversals of inventory provisions, set forth in the table below:

	Provision for adjustment to realizable value		Provision for deterioration		Provision for obsolescence		Total
	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17
Beginning balance	(253.7)	(93.5)	(66.4)	(26.2)	(6.9)	(7.7)	(327.0)	(127.4)
Additions	(317.1)	(240.7)	(153.2)	(62.4)	(25.2)	(2.4)	(495.5)	(305.5)
Reversals	143.4	80.8	-	-	-	-	143.4	80.8
Write-offs	342.8	-	152.8	22.3	19.9	2.2	515.5	24.5
Restatement by Hyperinflation	(4.9)	-	(0.5)	-	-	-	(5.4)	-
Transfer - held for sale (1)	23.9	-	7.2	-	0.3	-	31.4	-
Business combination	-	-	-	-	-	0.8	-	0.8
Exchange rate variation	0.1	(0.3)	(0.5)	(0.1)	(0.1)	0.2	(0.5)	(0.2)
Ending balance	(65.5)	(253.7)	(60.6)	(66.4)	(12.0)	(6.9)	(138.1)	(327.0)

(1)	Amount arising from the assets held for sale (note 12).

In 2018, the roll-forward of provisions presented above includes the impacts related to Trapaça Operation (note 1.2.2) and Operational restructuring plan (note 1.4), and for 2017 is related to Carne Fraca Operation (note 1.2.1).

On December 31, 2018 and December 31, 2017, there were no inventory items pledged as collateral.